UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-07694

MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/09

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(Showing Percentage of Total Value of Investments)

		Face Amount (000)	Value (000)
DEBT INSTRUMENTS (98.6%)
Argentina (3.1%)
Sovereign (3.1%)
Republic of Argentina,
1.68%, 8/3/12(a)		$8,305	$6,771
8.28%, 12/31/33		1,764	1,200
			7,971
Belize (0.0%)
Sovereign (0.0%)
Government of Belize,
4.25%, 2/20/29(b)		154	85

Brazil (14.6%)
Sovereign (14.6%)
Banco Nacional de Desenvolvimento Economico e Social,
6.37%, 6/16/18(c)		5,000	5,281
Federative Republic of Brazil,
5.88%, 1/15/19(d)		5,340	5,767
7.13%, 1/20/37		550	659
8.00%, 1/15/18		1,401	1,629
8.88%, 10/14/19 - 4/15/24		6,188	8,087
10.00%, 1/1/17	BRL	9,520	4,717
10.50%, 7/14/14		$1,740	2,242
11.00%, 8/17/40(d)		6,880	9,288
			37,670
Bulgaria (0.4%)
Sovereign (0.4%)
Republic of Bulgaria,
8.25%, 1/15/15(c)		898	1,042

Chile (0.5%)
Sovereign (0.5%)
Empresa Nacional de Petroleo,
6.75%, 11/15/12(c)		1,140	1,249

Colombia (3.9%)
Sovereign (3.9%)
Republic of Colombia,
7.38%, 3/18/19		5,090	5,846
11.75%, 2/25/20		2,795	4,080
			9,926
Ecuador (0.6%)
Sovereign (0.6%)
Republic of Ecuador,
9.38%, 12/15/15		1,715	1,501

Georgia (0.3%)
Sovereign (0.3%)
Republic of Georgia,
7.50%, 4/15/13		720	720

Ghana (0.8%)
Sovereign (0.8%)
Republic of Ghana,
8.50%, 10/4/17(c)		1,916	1,925

Indonesia (8.4%)
Corporate (0.4%)
Pindo Deli Finance Mauritius,
Tranche A, Zero Coupon, 4/28/15(a)(c)(e)(f)		397	93
Tranche B, Zero Coupon, 4/28/18(a)(c)(e)(f)		1,707	197
Tranche C, Zero Coupon, 4/28/25(a)(c)(e)(f)		6,884	103
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, Zero Coupon, 4/28/15(a)(f)		1,317	303
Tranche B, Zero Coupon, 4/28/18(a)(c)(e)(f)		1,477	273
Tranche C, Zero Coupon, 4/28/27(a)(c)(e)(f)		3,352	50
			1,019
Sovereign (8.0%)
Republic of Indonesia,
6.88%, 1/17/18		3,280	3,559
6.88%, 1/17/18(c)		2,452	2,661
7.75%, 1/17/38		2,339	2,608
7.75%, 1/17/38(c)		1,130	1,260
11.63%, 3/4/19		5,300	7,388
11.63%, 3/4/19(c)		2,169	3,064
			20,540
			21,559
Ivory Coast (0.4%)
Sovereign (0.4%)
Ivory Coast,
Zero Coupon, 3/31/18(f)		2,045	951

Kazakhstan (3.5%)
Sovereign (3.5%)
Intergas Finance BV,
6.38%, 5/14/17		610	555
KazMunaiGaz Finance Sub BV,
9.13%, 7/2/18		2,000	2,180
9.13%, 7/2/18(c)		5,720	6,235
			8,970
Mexico (12.6%)
Sovereign (12.6%)
Mexican Bonos,
8.50%, 11/18/38	MXN	69,250	4,992
10.00%, 12/5/24		25,810	2,211
Pemex Project Funding Master Trust,
1.60%, 6/15/10(a)(c)		$2,150	2,139
8.63%, 12/1/23		1,740	1,997
9.13%, 10/13/10		1,027	1,096
United Mexican States,
5.63%, 1/15/17(d)		5,418	5,651
5.95%, 3/19/19		6,180	6,520
6.05%, 1/11/40		1,670	1,674
6.75%, 9/27/34(d)		5,669	6,264
			32,544

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(Showing Percentage of Total Value of Investments)

		Face Amount (000)	Value (000)
Pakistan (0.4%)
Sovereign (0.4%)
Republic of Pakistan,
6.88%, 6/1/17		$530	$464
7.13%, 3/31/16		500	440
7.13%, 3/31/16(c)		197	174
			1,078
Panama (2.2%)
Sovereign (2.2%)
Republic of Panama,
7.13%, 1/29/26		1,340	1,551
8.88%, 9/30/27		430	570
9.38%, 4/1/29		2,663	3,648
			5,769
Peru (6.2%)
Sovereign (6.2%)
Republic of Peru,
7.13%, 3/30/19		3,360	3,892
7.35%, 7/21/25		3,360	3,940
8.75%, 11/21/33		6,130	8,214
			16,046
Philippines (4.5%)
Sovereign (4.5%)
Republic of Philippines,
8.38%, 6/17/19		1,041	1,273
8.88%, 3/17/15		2,608	3,149
9.00%, 2/15/13		2,240	2,626
9.50%, 2/2/30		3,409	4,543
			11,591
Poland (0.6%)
Sovereign (0.6%)
Republic of Poland,
6.38%, 7/15/19		1,400	1,580

Qatar (0.7%)
Sovereign (0.7%)
State of Qatar (Registered),
9.75%, 6/15/30		1,260	1,808

Russia (12.1%)
Sovereign (12.1%)
RSHB Capital S.A. for OJSC Russian Agricultural Bank,
6.30%, 5/15/17(c)		2,004	1,924
7.18%, 5/16/13(c)		1,920	1,989
Russian Federation,
7.50%, 3/31/30(b)(c)		831	911
Russian Federation (Registered),
7.50%, 3/31/30(b)(d)		18,042	19,767
12.75%, 6/24/28		4,000	6,680
			31,271
South Africa (0.2%)
Sovereign (0.2%)
Republic of South Africa,
6.88%, 5/27/19		470	526

South Korea (1.6%)
Sovereign (1.6%)
Export-Import Bank of Korea,
5.88%, 1/14/15		1,760	1,860
Korea Development Bank,
8.00%, 1/23/14		1,320	1,510
Republic of Korea,
5.75%, 4/16/14		650	702
			4,072
Sri Lanka (0.1%)
Sovereign (0.1%)
Republic of Sri Lanka,
8.25%, 10/24/12		350	351

Trinidad (0.8%)
Sovereign (0.8%)
National Gas Co. of Trinidad & Tobago Ltd.,
6.05%, 1/15/36(c)		2,369	2,043

Turkey (10.2%)
Sovereign (10.2%)
Republic of Turkey,
Zero Coupon, 5/11/11	TRY	8,040	4,745
6.75%, 4/3/18		$3,045	3,224
6.88%, 3/17/36		1,174	1,180
7.50%, 7/14/17 - 11/7/19		3,856	4,270
8.00%, 2/14/34		867	989
11.00%, 1/14/13		1,445	1,743
11.00%, 8/6/14	TRY	3,310	2,261
11.50%, 1/23/12		$320	378
11.88%, 1/15/30		3,237	5,236
16.00%, 3/7/12	TRY	2,740	2,112
			26,138
Ukraine (0.7%)
Sovereign (0.7%)
Ukraine Government,
6.58%, 11/21/16		$836	661
6.75%, 11/14/17		120	95
7.65%, 6/11/13		1,096	1,000
			1,756
Uruguay (0.2%)
Sovereign (0.2%)
Republic of Uruguay,
8.00%, 11/18/22		545	613

Venezuela (9.0%)
Sovereign (9.0%)
Republic of Venezuela,
5.75%, 2/26/16		987	730
7.00%, 3/31/38		1,631	1,003
7.65%, 4/21/25		2,700	1,796
9.00%, 5/7/23		617	466
9.25%, 9/15/27 - 5/7/28		13,832	10,954

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Venezuela (cont’d)
Sovereign (cont’d)
10.75%, 9/19/13	$8,330	$8,288
		23,237
TOTAL DEBT INSTRUMENTS (Cost $239,923)		253,992

	No. of Warrants
WARRANT (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20(a)(e) (Cost $—)	3,000	345

	Face Amount (000)
SHORT-TERM INVESTMENT (1.3%)
United States (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (g) (Cost $3,416)	3,415,667	3,416
TOTAL INVESTMENTS (100.0%) (Cost $243,339) +		257,753
LIABILITIES IN EXCESS OF OTHER ASSETS		(23,897)
NET ASSETS		$233,856

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2009.
(b)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009. Maturity date disclosed is the ultimate maturity date.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of September 30, 2009.
(e)	Security has been deemed illiquid at September 30, 2009.
(f)	Issuer is in default.
(g)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $7,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $106,324,000 and $110,570,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $243,339,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $14,414,000 of which $23,074,000 related to appreciated securities and $8,660,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
USD	4,470	$4,470	10/26/09	KRW	5,406,000	$4,587	$117
USD	2,358	2,358	12/28/09	RUB	72,510	2,361	3
		$6,828				$6,948	$120

BRL	—	Brazilian Real
KRW	—	Korean Won
MXN	—	Mexican Peso
RUB	—	Russian Ruble
TRY	—	Turkish Lira
USD	—	United States Dollar

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Short:
U.S. Treasury 10 yr. Note	395	$46,740	Dec-09	$(314)

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(Showing Percentage of Total Value of Investments)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Liabilities:
Assets:
Debt Instruments
Industrials	$—	$1,019	$—	$1,019
Sovereign	—	252,973	—	252,973
Total Debt Instruments	—	253,992	—	253,992
Forward Currency Exchange Contracts	—	120	—	120
Short-Term Investment
Investment Company	3,416	—	—	3,416
Warrants	—	345	—	345
Total Assets	3,416	254,457	—	257,873

Liabilities:
Futures	314	—	—	314
Reverse Repurchase Agreement	—	24,573	—	24,573
Total Liabilities	314	24,573	—	24,887
Total	$3,102	$229,884	$—	$232,986

At September 30, 2009, the Fund had reverse repurchase agreements outstanding with UBS as follows:

Maturity in
less than
UBS Agreement	365 Days
Value of Securities Subject to Repurchase	$28,695,000
Liability Under Reverse Repurchase Agreement	$24,588,000
Weighted Average Days to Maturity	78.33

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 —	quoted prices in active markets for identical investments
• Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Debt Fund, Inc.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 19, 2009